PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Mar. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

Note 6—PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of	As of
	March 31, 2019	March 31, 2018
Cost:	USD	USD
Office equipment	1,440,817	590,801
Vehicle	59,903	58,405
Leasehold improvements	140,769	150,612
Software	357,783	331,583
Total	1,999,272	1,131,401
Less: Accumulated depreciation	(745,549)	(364,314)

Property, equipment and software, net	1,253,723	767,087

Depreciation and amortization expense on property, equipment and software for the years ended March 31, 2019, 2018 and 2017 were US$406,799, US$174,384 and US$92,224, respectively.